Property, Plant and Equipment - Schedule of Other Items Related to Property Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 75,286	$ 75,401	$ 68,312
Capitalized interest	$ 4,192	$ 3,142	$ 6,178